OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Other [Abstract]
Transaction costs	$ (12)	$ (6)	$ (15)
Change in fair value of property, plant and equipment	(43)	(49)	(44)
Loss on debt extinguishment	0	(23)	(25)
Amortization of service concession assets	(8)	(20)	(9)
Legal provisions	(231)	0	0
Share-settlement liability	(158)	0	0
Other	(41)	(99)	(79)
Other expenses, net	$ (493)	$ (197)	$ (172)